CONCENTRATIONS AND RISKS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Amount of the Company’s revenue
Customer A	*	5,159
Customer B	1,624	1,230
Customer C	1,762	*

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31, 2023	As of June 30, 2024
	SGD’000	SGD’000
Amount of the Company’s accounts receivable
Customer A	334	3,008
Customer B	624	519
Customer C	2,302	**

**	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Amount of the Company’s purchase
Supplier A	626	#
Supplier B	#	875
Supplier C	#	619

#	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31, 2023	As of June 30, 2024
	SGD’000	SGD’000
Amount of the Company’s accounts payable
Supplier A	##	117
Supplier B	##	115
Supplier C	141	-

##	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the financial years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Amount of the Company’s revenue
Customer A	4,833	4,094	-*	-*
Customer B	3,188	3,902	3,495	2,649
Customer C	-*	-*	4,372	3,314

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts receivable
Customer A	3,008	334	253
Customer B	853	624	473
Customer C	-**	2,302	1,745

**	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the financial years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Amount of the Company’s purchase
Supplier A	551	-#	-#	-#
Supplier B	507	-#	-#	-#
Supplier C	-#	-#	1,574	1,193
Supplier D	-#	-#	1,172	888
Supplier E	-#	-#	1,103	836

#	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts payable
Supplier A	-##	-##	-##
Supplier B	501	-##	-##
Supplier C	-##	141	107

##	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the respective year.